June 1, 2019

DREYFUS CASH MANAGEMENT
DREYFUS GOVERNMENT CASH MANAGEMENT FUNDS
-DREYFUS GOVERNMENT CASH MANAGEMENT
-DREYFUS GOVERNMENT SECURITIES CASH MANAGEMENT
DREYFUS TREASURY & AGENCY CASH MANAGEMENT
DREYFUS TREASURY SECURITIES CASH MANAGEMENT
DREYFUS AMT-FREE TAX EXEMPT CASH MANAGEMENT
DREYFUS AMT-FREE MUNICIPAL CASH MANAGEMENT PLUS
DREYFUS AMT-FREE NEW YORK MUNICIPAL CASH MANAGEMENT

Supplement to Current Summary Prospectuses and Prospectuses

Certain information included in the funds' summary prospectuses and prospectuses reflect changes that will not be effective until on or about June 3, 2019 (the "Effective Date").  Specifically:

•        The Dreyfus Corporation, the primary mutual fund business of The Bank of New York Mellon Corporation and the fund's investment adviser, will change its name to "BNY Mellon Investment Adviser, Inc." on the Effective Date.  Until the Effective Date, all information in the funds' summary prospectuses and prospectuses referring to "BNY Mellon Investment Adviser, Inc." or the "Adviser" relates to "The Dreyfus Corporation."

•        References to "BNY Mellon Institutional Services" in the funds' summary prospectuses and prospectuses relate to "Dreyfus Investments Division" until the Effective Date.

•        MBSC Securities Corporation, a wholly-owned subsidiary of Dreyfus and the fund's distributor, will change its name to "BNY Mellon Securities Corporation" on the Effective Date.  Until the Effective Date, all information in the funds' prospectuses referring to "BNY Mellon Securities Corporation" or "BNYMSC" relates to "MBSC Securities Corporation."

•        References to the "BNY Mellon Family of Funds" and "funds in the BNY Mellon Family of Funds" in the funds' prospectuses relate to the "Dreyfus Family of Funds" and "Dreyfus funds," respectively, until the Effective Date.  In addition, until the Effective Date, references to "info@bnymellon.com" in the funds' prospectuses relate to "info@dreyfus.com."

•        References to "The Lion Remote System" in the funds' prospectuses relate to "The Dreyfus Lion Remote System" until the Effective Date.  In addition, until the Effective Date, references to the "Auto-Exchange privilege" in the funds' prospectuses relate to the "Dreyfus Auto-Exchange privilege."

•        Until the Effective Date, the address of Dreyfus (BNY Mellon Investment Adviser, Inc.) is 200 Park Avenue, New York, New York 10166.

The changes described above will have no effect on fund shareholders or their fund accounts.

CMGT-STK0619